Average Annual Total Returns{- Tech Hardware Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Tech Hardware Portfolio	Tech Hardware Portfolio-Default Return Before Taxes Past 1 year	Tech Hardware Portfolio-Default Return Before Taxes Past 5 years	Tech Hardware Portfolio-Default Return Before Taxes Past 10 years	Tech Hardware Portfolio-Default After Taxes on Distributions Past 1 year	Tech Hardware Portfolio-Default After Taxes on Distributions Past 5 years	Tech Hardware Portfolio-Default After Taxes on Distributions Past 10 years	Tech Hardware Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Tech Hardware Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Tech Hardware Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1531 Past 1 year	F1531 Past 5 years	F1531 Past 10 years
Total	45.90%	24.39%	15.47%	41.72%	20.79%	13.37%	28.25%	18.68%	12.20%	18.40%	15.22%	13.88%	40.84%	20.83%	12.00%